Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 104,242	$ 62,917	[1]
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95,936	57,415
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,306	$ 5,502

[1]	Please refer to Note 4 for retrospective change of accounting policy.